Summary of Distributions Accrued in Accordance with Declaration to Partnership's Partners (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Class A	Dec. 31, 2011 Class A	Dec. 31, 2010 Class A	Dec. 31, 2012 Class A Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Class A Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class A Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Class B	Dec. 31, 2011 Class B	Dec. 31, 2010 Class B	Dec. 31, 2012 Class B Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Class B Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class B Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Class C	Dec. 31, 2011 Class C	Dec. 31, 2010 Class C	Dec. 31, 2012 Class C Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Class C Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class C Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class E	Dec. 31, 2010 Class E Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Class F	Dec. 31, 2011 Class F	Dec. 31, 2010 Class F	Dec. 31, 2012 Class F Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Class F Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class F Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2012 Class G	Dec. 31, 2011 Class G	Dec. 31, 2010 Class G	Dec. 31, 2012 Class G Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2011 Class G Aviv Healthcare Properties Limited Partnership and Subsidiaries	Dec. 31, 2010 Class G Aviv Healthcare Properties Limited Partnership and Subsidiaries
Distribution Made to Member or Limited Partner [Line Items]
Distributions to the Partnership's partners	$ 5,251,962	$ 15,637,752	$ 18,883,909	$ 45,920,163	$ 44,210,664	$ 9,002,269	$ 6,733,720	$ 13,594,547	$ 9,002,269	$ 6,733,720	$ 13,594,547	$ 1,879,208	$ 2,894,457	$ 2,894,457	$ 1,879,208	$ 2,894,457	$ 2,894,457	$ 2,541,232	$ 7,040,689	$ 12,683,113	$ 2,541,232	$ 7,040,689	$ 12,683,113	$ 5,342,466	$ 5,342,466	$ 2,215,043	$ 2,215,044	$ 3,792,881	$ 2,215,043	$ 2,215,044	$ 3,792,881	$ 27,954,667	$ 23,162,935	$ 6,092,935	$ 27,954,667	$ 23,162,935	$ 6,092,935